CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Aug. 31, 2022	Aug. 31, 2021
Cash Flows from Operating Activities
Net loss	$ (971,944)	$ (513,791)	$ 7,591,250	$ 2,032,533
Adjustments to reconcile net loss to net cash from operating activities:
Bad debt on loans receivable			59,427	0
Depreciation and amortization	35,997	14,446	155,790	37,254
Stock-based compensation	0	29,243	1,276,580	150,325
Gain on extinguishment of debt	0	77,500	(77,500)	(191,675)
Derivative loss			0	2,238,941
Goodwill impairment			4,023,823	0
Amortization of debt discount			0	158,487
Changes in operating assets and liabilities
Accounts receivable, net	113,856	(422,816)	58,045	1,584
Prepaids and other current assets	752	0	27,550	0
Accounts payable and accrued liabilities	119,300	(1,042,022)	(2,036,101)	1,211,056
Deferred revenue	(469,697)	0	441,977	0
Accounts payable and accrued liabilities			(1,594,124)	1,211,056
Net cash from operating activities	(1,173,240)	(2,012,440)	(3,777,749)	1,570,271
Cash Flows from Investing Activities
Issuance of loans receivable	(1,852)	0	(606,450)	0
Payments received on loans receivable	69,182	0	253,405	0
Net cash paid for business acquisition			(1,328,596)	0
Purchase of property and equipment	0	(65,075)	(213,103)	(101,498)
Net cash from investing activities	67,330	(65,075)	(1,894,744)	(101,498)
Cash Flows from Financing Activities
Net change in related party payables	0	14,258	0	5,192
Net change in notes payable	0	(14,349)
Conversion of preferred stock into debt	(981,043)	0
Proceeds from line of credit	1,900,535	0
Proceeds from issuance of common stock	0	1,760,000
Payments of finance lease liability	(4,923)	(3,281)	(17,200)	(1,386)
Proceeds from notes payable	75,000		75,000	127,868
Proceeds from issuance of common stock			1,860,001	2,718,436
Payments of notes payable	(15,815)	(9,000)	(110,607)	(104,000)
Payments of notes payable, related party	(14)	(1,717)	(4,011)	(16,893)
Net cash from financing activities	898,740	1,745,911	1,803,183	2,729,217
Change in cash and cash equivalents	(207,170)	(331,604)	(3,869,310)	4,197,990
Cash and cash equivalents at beginning of period	382,431	4,251,741	4,251,741	53,751
Cash and cash and equivalents at end of period	175,261	3,920,137	382,431	4,251,741
Supplemental Cash Flow Information
Cash paid for interest	0	0	334	0
Cash paid for income taxes	0	$ 0	0	0
Non-cash investing and financing activities:
Stock issued for settlement of debt			264,631	267,334
Common shares converted to preferred stock	$ (981,043)		(1,502)	0
Stock issue for accounts payable			0	84,000
ROU asset acquired by finance lease			$ 0	$ 94,237